LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Loan Rumlang, Switzerland Property [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2013 (current maturity)	$411

Long-term portion:
2014	411
2015	411
2016	411
2017	411
2018 and thereafter	17,259

$18,903

Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2013 (current maturity)	$2,186

Long-term portion:
2014	2,186
2015	2,186
2016	2,186
2017	2,186
2018 and thereafter	96,651

$105,395